Franklin ETF Trust
Statement of Investments (unaudited), December 31, 2020
Franklin Equity Portfolio Fund
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 5 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.5%
Domestic Equity 67.8%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 15,680 $ 196,623
Foreign Equity 31.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 2,517 29,274
a
Franklin International Core Equity (IU) Fund ............................... 5,291 62,642
91,916
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $264,103)
288,539
a a a a
a
Total Investments (Cost $264,103) 99.5% .......................................
$288,539
Other Assets, less Liabilities 0.5% ............................................
1,460
Net Assets 100.0% ...........................................................
$289,999
a
See Note 4 regarding investments in FT Underlying Funds.

Franklin ETF Trust
Statement of Investments (unaudited), December 31, 2020
Franklin Fixed Income Portfolio Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 5 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.6%
Domestic Fixed Income 82.9%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 149 $ 4,081
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 57 5,458
a
Franklin Liberty U.S. Core Bond ETF ..................................... 1,596 41,735
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 136 3,394
Schwab U.S. TIPS ETF ............................................... 54 3,352
58,020
Foreign Fixed Income 14.7%
a
Franklin Liberty High Yield Corporate ETF ................................. 52 1,384
a
Franklin Liberty Investment Grade Corporate ETF ........................... 327 8,856
10,240
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $68,320)
68,260
a a a a
a
Total Investments (Cost $68,320) 97.6% ........................................
$68,260
Other Assets, less Liabilities 2.4% ............................................
1,667
Net Assets 100.0% ...........................................................
$69,927
a
See Note 4 regarding investments in FT Underlying Funds.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)
1. Organization
Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP) .The Funds
invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by
Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
Effective March 25, 2020, the Trust began offering shares of the Franklin Equity Portfolio Fund and Franklin Fixed Income
Portfolio Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Franklin ETF Trust
Notes to Statement of Investments (unaudited)

4. Investments in FT Underlying Funds
The Funds invest primarily in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The
Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market
Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended December 31, 2020, were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Equity Portfolio Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ — $ 47,047 $ (20,550) $ 277 $ 2,500 $ 29,274 2,517 $ 481
Franklin International Core Equity
(IU) Fund ................ — 102,207 (46,547) 634 6,348 62,642 5,291 906
Franklin U.S. Core Equity (IU) Fund — 329,024 (149,494) 1,505 15,588 196,623 15,680 2,168
Total Non-Controlled Affiliates $— $478,278 $(216,591) $ 2,416 $ 24,436 $288,539 $ 3,555
Total Affiliated Securities .... $— $478,278 $(216,591) $2,416 $24,436 $288,539 $3,555
Franklin Fixed Income Portfolio Fund
Non-Controlled Affiliates
Franklin Liberty Federal Tax-Free
Bond ETF ................ $ — $ 7,815 $ (3,737) $ (55) $ 58 $ 4,081 149 $ 31
Franklin Liberty High Yield
Corporate ETF ............ — 2,757 (1,424) (4) 55 1,384 52 29
Franklin Liberty Investment Grade
Corporate ETF ............ — 17,474 (8,680) (9) 71 8,856 327 116
Franklin Liberty Short Duration U.S.
Government ETF ........... — 10,341 (4,876) (8) 1 5,458 57 20
Franklin Liberty U.S. Core Bond
ETF .................... — 82,554 (40,522) (36) (261) 41,735 1,596 476
Franklin Liberty U.S. Treasury Bond
ETF .................... — 17,518 (13,917) (184) (23) 3,394 136 59
Total Non-Controlled Affiliates $— $138,459 $(73,156) $ (296) $ (99) $64,908 $ 731
Total Affiliated Securities .... $— $138,459 $(73,156) $(296) $(99) $64,908 $731

Franklin ETF Trust
Notes to Statement of Investments (unaudited)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.
6. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF Exchange-Traded Fund
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.